Fair Value Measurement - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ (50,288)	$ (7,191)	¥ (69,024)	¥ (162,141)
Valuation Technique Black Scholes Method [Member] | Discount Rate [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 42,823
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.703
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.694
Valuation, Market Approach [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities	¥ 72,670
Valuation, Market Approach [Member] | Volatility [member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.582
Valuation, Market Approach [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities, Measurement Input	0.582
Valuation, Market Approach [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities, Measurement Input	0.551